SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Navios Maritime Acquisition Corporation and Subsidiaries

Navios Maritime Acquisition Corporation and Subsidiaries:	Nature	Country of Incorporation	Statement of operations
			2013	2012
Company Name
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Amorgos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Andros Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Antikithira Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Antiparos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Amindra Navigation Co.	Sub-Holding Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Crete Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Folegandros Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Ikaria Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Ios Shipping Corporation	Vessel Owning Company	Cayman Is.	1/1 - 6/30	1/1 - 6/30
Kithira Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Kos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Mytilene Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Navios Maritime Acquisition Corporation	Holding Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Navios Acquisition Finance (U.S.) Inc.	Co-Issuer	Delaware	1/1 - 6/30	1/1 - 6/30
Rhodes Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Serifos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Shinyo Dream Limited	Vessel Owning Company	Hong Kong	1/1 - 6/30	1/1 - 6/30
Shinyo Kannika Limited	Vessel Owning Company	Hong Kong	1/1 - 6/30	1/1 - 6/30
Shinyo Kieran Limited	Vessel Owning Company	British Virgin Is.	1/1 - 6/30	1/1 - 6/30
Shinyo Loyalty Limited	Vessel Owning Company	Hong Kong	1/1 - 6/30	1/1 - 6/30
Shinyo Navigator Limited	Vessel Owning Company	Hong Kong	1/1 - 6/30	1/1 - 6/30
Shinyo Ocean Limited	Vessel Owning Company	Hong Kong	1/1 - 6/30	1/1 - 6/30
Shinyo Saowalak Limited	Vessel Owning Company	British Virgin Is.	1/1 - 6/30	1/1 - 6/30
Sifnos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Skiathos Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Skopelos Shipping Corporation	Vessel Owning Company	Cayman Is.	1/1 - 6/30	1/1 - 6/30
Syros Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Thera Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Tinos Shipping Corporation	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Oinousses Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Psara Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Antipsara Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Samothrace Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	3/19 - 6/30	—
Thasos Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	3/19 - 6/30	—
Limnos Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	3/19 - 6/30	—
Skyros Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	3/19 - 6/30	—
Alonnisos Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	3/19 - 6/30	—
Makronisos Shipping Corporation(1)	Vessel Owning Company	Marshall Is.	3/19 - 6/30	—
Iraklia Shipping Corporation (1)	Vessel Owning Company	Marshall Is	4/20-6/30	—
Paxos Shipping Corporation (1)	Vessel Owning Company	Marshall Is	5/25-6/30	—
Antipaxos Shipping Corporation (1)	Vessel Owning Company	Marshall Is	5/25-6/30	—
Donoussa Shipping Corporation (1)	Vessel Owning Company	Marshall Is	6/28-6/30	—
Schinousa Shipping Corporation (1)	Vessel Owning Company	Marshall Is	6/28-6/30	—

(1) Each company has the rights over a shipbuilding contract of a tanker vessel.